Other Receivables	12 Months Ended
Dec. 31, 2019
Receivables [Abstract]
Other Receivables

NOTE 4. OTHER RECEIVABLES

Other receivables consisted of the following:

	As of December 31, 2019	As of December 31, 2018
Interest receivable	$570,862	$3,381,550
Others	75,828	71,018
Total	$646,690	$3,452,568

Interest receivable represents interest income earned on loans to third parties (See Note 5).